Note 42 - Other operating income and expenses - Other Operating Expense Explanatory (Details) - EUR (€)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Other Operating Income and Expenses
Change in inventories		€ 124,000,000	€ 107,000,000		€ 292,000,000
Deposits And Resolutions Guarantee Funds		800,000,000	746,000,000		670,000,000
Operating Expense Adjustments From Hyperinflation	[1]	348,000,000	538,000,000		494,000,000
Rest of other operating expenses		390,000,000	551,000,000		565,000,000
Total Other operating expenses (Income Statement)		€ 1,662,000,000	€ 1,943,000,000	[2]	€ 2,021,000,000	[2]

[1]	(*) See Note 2.2.19.
[2]	(*) Restated due to the sale of the stake in BBVA USA (see Notes 3 and 21).